Operating Segment Information and Concentrations of Risk (Details 1) (USA & Europe Fibre Cement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Summary of gross sales by major customers
Gross Sales of Major Customers	$ 343.1	$ 342.9	$ 368.9
Customer A [Member]
Summary of gross sales by major customers
Gross Sales of Major Customers	207.4	208.9	224.4
Gross sales percentage	16.80%	17.90%	20.00%
Customer B [Member]
Summary of gross sales by major customers
Gross Sales of Major Customers	$ 135.7	$ 134.0	$ 144.5
Gross sales percentage	11.00%	11.50%	12.80%